LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2018 CNY (¥)
Equity investments
Unrealized gains (upward adjustments)		¥ 70,000	¥ 18,800
Impairment related to investments without readily determinable fair value		0	15,200
Initial cost basis		286,842	23,485
Cumulative unrealized upward adjustments		70,016	18,753
Cumulative impairment charges		(15,215)	(15,215)
Cumulative foreign currency translation adjustments		2,719	1,143
Total carrying value at end of the year		344,362	28,166
Loss from equity method investments	$ (744)	(5,200)		¥ (2,028)
Equity method investments		7,800	0
Cash consideration		13,000
Impairment charges		0
Debt investment
Carrying amount of held-to-maturity debt investments					¥ 120,000
Interest income		1,500	1,500
Loan receivable recorded at amortized cost		159,400	157,900
Impairment charges		¥ 0	¥ 0
Ordinary shares
Equity investments
Ownership percentage	9.80%	9.80%
Cash consideration		¥ 196,000
Preferred stock
Equity investments
Ownership percentage	28.80%	28.80%
Cash consideration		¥ 70,500